Segment Information, Sales for Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Sales for products and services [Abstract]
Sales	$ 269,546	$ 243,301	$ 232,583
Products [Member]
Sales for products and services [Abstract]
Sales	227,316	213,653	205,371
Services [Member]
Sales for products and services [Abstract]
Sales	$ 42,230	$ 29,648	$ 27,212